SUMMARY OF CONSOLIDATED SUBSIDIARIES (Details)	Nov. 30, 2023	Aug. 31, 2023
EvoAir International Limited (British Virgin Islands) [Member]
Ownership percentage	100.00%	100.00%
WKL Eco Earth Holdings Pte Ltd (Singapore) [Member] | EvoAir International Limited [Member]
Ownership percentage	100.00%	100.00%
WKL Eco Earth Sdn Bhd (Malaysia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	100.00%	100.00%
WKL Green Energy Sdn Bhd (Malaysia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	100.00%	100.00%
Evo Air Manufacturing (M) Sdn Bhd (Malaysia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	67.50%	67.50%
WKLEco Earth Indochina Co Ltd (Cambodia) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	55.00%	55.00%
WKL Guanzhe Green Technology Guangzhou Co Ltd (China) [Member] | WKL Eco Earth Holdings Pte Ltd [Member]
Ownership percentage	55.00%	55.00%
Evo Air Marketing (M) Sdn Bhd (Malaysia) [Member] | Evo Air Manufacturing (M) Sdn Bhd [Member]
Ownership percentage	100.00%	100.00%